PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2020	2019

Government authorities	$7,381	$3,548
Hedging transaction asset	7,083	1,465
Prepaid expenses	13,984	8,468
Other current assets	12,218	5,730

	$40,666	$19,211